Inventory (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Inventory Disclosure [Abstract]
Raw materials	¥ 696,005		¥ 44,061
Work in process	6,727		22,262
Finished Goods	723,591		0
Merchandise	38,916		23,141
Total	¥ 1,465,239	$ 213,110	¥ 89,464